Offerings	Jun. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share ("Common Stock")
Fee Rate	0.01381%
Offering Note	This registration statement registers an unspecified number of securities or aggregate principal amount, as applicable, as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock as may be issued from time to time upon conversion of any debt securities or shares of preferred stock that are convertible into common stock or exercise of warrants that are exercisable for common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities, shares of preferred stock or warrants. The proposed maximum offering prices per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. Pursuant to Form S-3 Instruction 2.A.iii.c. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure, the registrant elects to pay all of the registration fee on a deferred basis in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), at the fee rate in effect at that time. Additionally, pursuant to Rule 416 under the Securities Act, this registration statement registers such indeterminate number of additional shares of common stock as may be issued in connection with stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 375,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,787.50
Offering Note	The maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act. The amount of the registration fee is calculated in accordance with Rule 457(r) of the Securities Act.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share ("Common Stock")
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 125,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-295754
Carry Forward Initial Effective Date	May 11, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 34,525.00
Offering Note	The Registrant previously registered an aggregate principal amount of $250,000,000 of securities pursuant to a Registration Statement on Form S-3ASR (File No. 333-295754) filed on May 11, 2026 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6), securities having an aggregate principal amount of $125,000,000 registered hereunder are unsold securities (the "Unsold Securities") previously registered on Prior Registration Statement. In connection with the filing of the Prior Registration Statement, a registration fee in the amount of $34,525 was paid. Pursuant to Rule 415(a)(6), (i) the registration fee applicable to the Unsold Securities is being carried forward to this registration statement and will continue to be applied to the Unsold Securities, and (ii) the offering of the Unsold Securities registered on the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.